Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Schedule of Stock Warrants Outstanding

The following table sets forth common share purchase warrants outstanding as of September 30, 2014:

		Weighted Average
	Warrants	Exercise Price
Outstanding warrants December 31, 2012	$-0-
Warrant granted September 26, 2013	$4,000,000	$0.02
Warrant granted October 21, 2013	$400,000	$0.02
Warrant granted October 29, 2013	$133,334	$0.02
Outstanding warrants September 30, 2014	$4,533,334	$0.02

Common stock issuable upon exercise of warrants	$4,533,334	$0.02

The following table sets forth common share purchase warrants outstanding as of December 31, 2013:

	Warrants	Weighted Average Exercise Price
Outstanding warrants December 31, 2012	-0-
Warrant granted September 26, 2013	4,000,000	$ 0 .02
Warrant granted October 21, 2013	400,000	$ 0 .02
Warrant granted October 29, 2013	133,334	$ 0 .02
Outstanding warrants December 31, 2013	4,533,334	$ 0 .02

Common stock issuable upon exercise of warrants	4,533,334	$ 0 .02